Key Management Personnel Compensation	12 Months Ended
Jun. 30, 2020
Key management personnel compensation [abstract]
KEY MANAGEMENT PERSONNEL COMPENSATION
19.	KEY MANAGEMENT PERSONNEL COMPENSATION

	Years Ended June 30,
	2020	2019	2018

Short-term employee benefits	1,549,861	2,046,496	1,522,777
Post-employment benefits	48,947	41,062	44,389
Long-term benefits	20,528	23,016	(1,061)
Share-based payments	-	20,443	608,179
	1,619,336	2,131,017	2,174,284